Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	30,472,061	24,437,000	24,425,699	24,425,699